Shareholder Fees - VIPDisciplinedSmallCapPortfolio-InitialServiceService2PRO	Apr. 29, 2023 USD ($)
VIPDisciplinedSmallCapPortfolio-InitialServiceService2PRO | VIP Disciplined Small Cap Portfolio
Shareholder Fees:
(fees paid directly from your investment)